5. REVERSE TAKEOVER	12 Months Ended
Dec. 31, 2020
Notes
5. REVERSE TAKEOVER

5.REVERSE TAKEOVER

On April 24, 2020, Tidal and MichiCann entered into a Business Combination Agreement (the “Combination Agreement”). The Combination Agreement was structured as a three-cornered amalgamation whereby MichiCann was combined with a newly incorporated subsidiary of Tidal, forming the Company. The amalgamation resulted in all the issued and outstanding shares of Tidal and MichiCann being exchanged for common shares and convertible series II preferred shares of the Company as described in Note 1.

The amalgamation was considered a reverse takeover ("RTO") as the legal acquiree’s (Tidal) former shareholders control the consolidated entity after completion of the amalgamation. Consequently, the legal acquiree (MichiCann) is the accounting acquirer and the historical financial results presented in these consolidated financial statements are those of MichiCann.

At the time of the amalgamation, Tidal’s assets consisted primarily of cash and receivables and it did not have any processes capable of generating outputs; therefore, Tidal did not meet the definition of a business. Accordingly, as Tidal did not qualify as a business in accordance with IFRS 3 Business Combinations, the amalgamation did not constitute a business combination; however, by analogy it has been accounted for as a reverse takeover. Therefore, MichiCann, the legal subsidiary, has been treated as the accounting acquirer, and Tidal, the legal parent, has been treated as the accounting acquiree.

Upon completion of the amalgamation 375,431,661 Tidal common shares and 50,900,000 Tidal preferred shares were consolidated into 23,464,462 common shares and 3,181,250 convertible series I preferred shares of the Company on the basis of one post-consolidated share for every sixteen pre-consolidation shares. The consideration relating to the deemed shares issued in the reverse acquisition was based on the fair value of common shares of $27,031,042 was based on the market price of $1.152 per share of Tidal on April 24, 2020 and fair value of convertible series I preferred shares of $5,637,175, was estimated using the option pricing model with the following assumptions.

Volatility	80%
Risk-free rate	0.319%
Time to liquidation in years	2.0

In addition, exchanged on the reverse takeover 1,186,711 Tidal common share purchase warrants and 1,799,110 Tidal stock options were fair valued on the acquisition date using a Black-Scholes option pricing model and included in the consideration paid by the Company.

The Company used Black-Scholes option pricing model to determine the fair value of the warrants and stock options with the following weighted average assumptions:

Expected life in years	2.38
Volatility	80%
Risk-free rate	0.39%
Share Price	$1.152
Dividend yield	0.00%

In connection with the amalgamation, the Company issued 7,381,000 common shares and 7,381,000 convertible series II preferred shares to a finder. The fair value of these common shares amounting to $8,502,900 was determined based on the market price of $1.152 per share of Tidal on April 24, 2020 and fair value of convertible series II preferred shares of $13,204,609, was estimated using the option pricing model with the following assumptions.

Volatility	80%
Risk-free rate	0.319%
Time to liquidation in years	2.0

As the acquisition was not considered a business combination, the excess of consideration paid over the net assets acquired together with any transaction costs incurred for the amalgamation is expensed as a listing expense in accordance with IFRS 2 Share-Based Payments.

Consideration paid:
Common shares deemed issued	$27,031,042
Preferred shares deemed issued	5,637,175
Finder's fee - common shares	8,502,900
Finder's fee - preferred shares	13,204,609
Fair value of warrants	303,749
Fair value of stock options	486,518
$55,165,993

Net identifiable assets acquired:
Cash and cash equivalents	$1,822,156
Accounts receivable	2,229
Prepaid expenses	794,538
Promissory note receivable	4,169,009
Right-of-use asset	91,402
Convertible loan receivable	17,597,600
Accounts payable	(898,303)
Lease liability	(118,119)
$23,460,512
Listing expense	$31,705,481

Convertible loan receivable consists of an amount receivable by Tidal Royalty Corp from MichiCann Medical Inc with a fair value of $17,597,600 on the date of the amalgamation was effectively settled (Note 14).

Promissory note receivables were issued to TDMA LLC. During the year ended December 31, 2019, Tidal entered into a definitive Membership Interest Purchase Agreement (the “MIPA”) with TDMA LLC to acquire all of the issued and outstanding equity in TDMA Orange, LLC, a wholly owned subsidiary of TDMA LLC. Pursuant to the terms of the MIPA, Tidal obtains 100% interest in two cultivation licenses and a processing license in the county of Orange, in the Commonwealth of the State of Massachusetts. As consideration, Tidal will forgive the promissory notes including accrued interest. These promissory notes have annual interest 10%, and measured at fair value.  The fair value of TDMA loan was estimated using the Discount Cashflow method with following assumptions:

Risk adjusted rate - April 24, 2020	18.31% - 18.57%
Risk adjusted rate - December 31, 2020	18.67% - 18.95%